PARADIGM FUNDS

Paradigm Value Fund (PVFAX)

Paradigm Select Fund (PFSLX)

Paradigm Micro-Cap Fund (PVIVX)

Supplement dated July 24, 2025 to the

STATEMENT OF ADDITIONAL INFORMATION dated May 1, 2025

Effective at the close of business June 30, 2025, Robert A. Benton, concluded his service as Treasurer and Chief Financial Officer to the Paradigm Funds. Peter J. McMillen has succeeded him as Treasurer and Chief Financial Officer. Information about Mr. McMillen is presented below and replaces information regarding Mr. Benton. Any information to the contrary in the Statement of Additional Information to the contrary should be disregarded.

Interested Trustees and Officers

Name, Address[1] and Year of Birth	Position(s) Held with Paradigm Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships Held by the Trustee During the Past 5 Years
Peter J. McMillen, (1966)	Treasurer and Chief Financial Officer	Indefinite Term, Treasurer and Chief Financial Officer Since July 2025	Controller of Paradigm Funds Advisor LLC and affiliated advisor (2006 – June 2025), SVP and CFO of Paradigm Funds Advisor LLC and affiliated advisor (July 2025 – current). Controller of C.L. King & Associates, Inc., a registered broker dealer (2006 - June 2025). SVP and CFO of C.L. King & Associates, Inc., a registered broker dealer (July 2025 – current).	N/A	N/A

1 The address of each trustee and officer is c/o Paradigm Funds, Nine Elk Street, Albany, NY 12207.

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The Prospectus for each Fund and the Statement of Additional Information each dated May 1, 2025, provide information about the Funds and should be retained for future reference. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by visiting the Funds' website at www.paradigm-funds.com or by calling 1-800-595-3044 toll free.

Please retain this Supplement for future reference.